Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2014
Taxes On Income [Abstract]
Schedule Of The Qualifying Percentage Of The Value Of The Productive Assets
The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

Schedule Of Income Tax Expense (Benefit)
	Year ended
	December 31,
	2012	2013	2014

Current	$1,944	$2,967	$(3,382)
Deferred	(743)	3,572	9,883

	$1,201	$6,539	$6,501

Domestic (Israel)	$5,470	$1,150	$335
Foreign	(4,269)	5,389	6,166

	$1,201	$6,539	$6,501

Schedule Of Deferred Income Taxes
	December 31,
	2013	2014
Deferred tax assets:

Net operating loss carry forward	$60,675	$78,853
Research and Development	11,938	7,702
Other temporary differences mainly relating to reserve and allowances	23,419	25,879

Deferred tax asset before valuation allowance	96,032	112,434
Valuation allowance	(81,665)	(108,292)

Deferred tax asset	14,367	4,142

Deferred tax liabilities:

Acquired intangibles	(627)	(381)

Deferred tax asset, net	$13,740	$3,761

Schedule Of Income (Loss) Before Taxes
	Year ended
	December 31,
	2012	2013	2014

Domestic	$(46,207)	$(79,900)	$(81,227)
Foreign	24,017	38,961	11,249

	$(22,190)	$(40,939)	$(69,978)

Schedule Of Income Tax Reconciliation
	Year ended
	December 31,
	2012	2013	2014
Loss before taxes as reported in the consolidated statements of operations	$(22,190)	$(40,939)	$(69,978)

Statutory tax rate	25%	25%	26.5%

Theoretical tax income on the above amount at the Israeli statutory tax rate	$(5,548)	$(10,235)	$(18,544)
Non-deductible expenses	193	9,459	2,741
Non-deductible expenses related to employee stock options	1,366	955	886
Changes in valuation allowance, net	5,415	4,223	20,286
Other	(225)	2,137	1,132

Actual tax expense	$1,201	$6,539	$6,501

Schedule Of Changes In Unrecognized Tax Benefits
	December 31,
	2013	2014

Uncertain tax positions, beginning of year	$9,718	$9,145
Decreases in tax positions for prior years	(1,204)	(4,486
Increases in tax positions for prior years	631	-

Uncertain tax positions, end of year	$9,145	$4,659